Annual Fund Operating Expenses - First Trust SMID Cap Rising Dividend Achievers ETF - First Trust SMID Cap Rising Dividend Achievers ETF	Nov. 15, 2021
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.60%